Other income (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of other (expenses) income
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	£	£	£
Grant income	6,381	547,928	1,163,624
Other income	-	21,272	397,642
	6,381	569,200	1,561,266